Loss per share	6 Months Ended
Jun. 30, 2024
Loss Per Share
Loss per share

5.	Loss per share

Basic loss per share amounts are calculated by dividing the net loss for the period from continuing operations, attributable to ordinary equity holders of the parent company, by the weighted average number of ordinary shares outstanding during the period. As the Group made a loss for the period the diluted loss per share is equal to the basic loss per share.

	Six months ended June 30, 2024 unaudited £’000		Six months ended June 30, 2023 unaudited £’000
Numerator
Loss used in basic EPS and diluted EPS:	(3,308)		(3,568)
Denominator
Weighted average number of ordinary shares used in basic EPS	3,280,798,115		99,191,082

Basic and diluted loss per share:	(0.1	)p	(3.6	)p

The Company has considered the guidance set out in IAS 33 in calculating the denominator in connection with the issuance of Pre-Funded, Abeyance Shares, Series A, Series B and Series C warrants as disclosed in note 8. Management have recognised the warrants from the date of grant rather than the date of issue of the corresponding Ordinary Shares when calculating the denominator.

The Group has made a loss in the current and previous periods presented, and therefore the options and warrants are anti-dilutive. As a result, diluted earnings per share is presented on the same basis as basic earnings per share.